Other Assets (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Cost-method Investments, Aggregate Carrying Amount	$ 17,577	111,665	57,074	0
Long-term derivative assets	393	2,497	3,992	0
Other assets, net	$ 17,970	114,162	61,066	0